Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Schedule of interest on long-term debt
		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000

Schedule of carrying and fair values of the entity's debt facilities

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.

Schedule of other long term debt and capital lease obligations
	As of December 31,
	2011	2010
	(In thousands)
Satellites and other capital lease obligations	$270,893	$286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	6,286	7,577
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	9,968	10,862
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	15,106	15,951
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	21,055	22,000
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	17,227	18,000
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	2,229	3,575
Total	342,764	364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	$308,134	$334,041

Future minimum lease payments under capital lease obligations
For the Years Ending December 31,
2012	$83,700
2013	77,893
2014	76,296
2015	75,970
2016	75,970
Thereafter	314,269
Total minimum lease payments	704,098
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382)
Net minimum lease payments	380,716
Less: Amount representing interest	(109,823)
Present value of net minimum lease payments	270,893
Less: Current portion	(28,187)
Long-term portion of capital lease obligations	$242,706